COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”), and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The Company’s suppliers may decrease production levels based on factory closures and reduced operating hours in those facilities. Likewise, the Company is dependent on its workforce to deliver its products. Developments such as social distancing and shelter-in-place directives may impact the Company’s ability to deploy its workforce effectively. The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.

Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. The Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time. If the pandemic continues, it may have a material effect on the Company’s results of future operations, financial position, and liquidity in the next 12 months.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (CARES) Act.” The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. It also appropriated funds for the SBA Paycheck Protection Program loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19. The Company did not obtain CARES Act relief financing under the Paycheck Protection Program (“PPP Loans”) for each of its operating subsidiaries.

The Company continues to examine the impact that the CARES Act may have on our business. Currently, management is unable to determine the total impact that the CARES Act will have on our financial condition, results of operations, or liquidity.

The Company has two short term leases in the United States and one month to month lease in Europe as of September 30, 2021. All short-term leases will be expired in 2021. The total monthly rent expense is approximately $86,000.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”), and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The Company’s suppliers may decrease production levels based on factory closures and reduced operating hours in those facilities. Likewise, the Company is dependent on its workforce to deliver its products. Developments such as social distancing and shelter-in-place directives may impact the Company’s ability to deploy its workforce effectively. The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.

Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. The Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time. If the pandemic continues, it may have a material effect on the Company’s results of future operations, financial position, and liquidity in the next 12 months.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (CARES) Act.” The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. It also appropriated funds for the SBA Paycheck Protection Program loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19. The Company did not obtain CARES Act relief financing under the Paycheck Protection Program (“PPP Loans”) for each of its operating subsidiaries.

The Company continues to examine the impact that the CARES Act may have on our business. Currently, management is unable to determine the total impact that the CARES Act will have on our financial condition, results of operations, or liquidity.

The Company has three short term leases in the United States and one month to month lease in Europe as of December 31, 2020. All short term leases will be expired in 2021. The total monthly rent expense is approximately $136,800.